PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
Summary of prepayments and other current assets

	Notes	As of December 31,
		2022	2023
		RMB	RMB	US$
Prepayments for vehicles	i	962,460,729	89,454,574	12,599,413
Other receivables from third parties	ii	204,582,786	59,479,262	8,377,479
Deposits held by third parties		77,096,144	17,652,693	2,486,330
Vehicles	iii	53,570,863	4,720,633	664,887
Accrued input VAT/ deductible VAT input		23,456,305	5,425,338	764,143
Prepaid expenses		8,638,899	2,518,770	354,761
Interest receivables		4,960,332	1,380,950	194,503
Others		22,055,970	12,097,018	1,703,829
Prepayments and other current assets		1,356,822,028	192,729,238	27,145,345
Less: allowance for prepayments and other current assets	iv	—	(114,122,430)	(16,073,808)
Prepayments and other current assets, net		1,356,822,028	78,606,808	11,071,537
(i)	Prepayments for vehicles represents the prepayments to the automobile suppliers when the Company acts as a principal.
(ii)	Other receivables from third parties mainly represents the prepayments on behalf of the car dealer buyers when the Company acts as an agent in the automobile trading business.
(iii)	Inventory of the vehicles is stated at the lower of cost or net realizable value. Inventory cost is determined by specific identification. Net realizable value is the estimated selling price less costs to complete, dispose and transport the vehicles. For the years ended December 31, 2022 and 2023, the Company accrued impairment of RMB nil and RMB1,112,890 (US$156,747), respectively for inventory.
(iv)	Allowance for prepayments and other current assets mainly relates to note i and ii. As some automobile suppliers either had cash flow constraints due to poor operations or ceased operation, the Company provided an impairment of RMB114,122,430 (US$16,073,808) for amounts not expected to be recovered in the future after evaluating their operating and financial conditions.

Schedule of movements in the allowance for prepayments and other current assets

	As of December 31,
	2023
	RMB	US$
Balance as of January 1	—	—
Adjustment due to the adoption of ASC 326	1,218,411	171,610
Additions	112,904,019	15,902,198
Balance as of December 31	114,122,430	16,073,808